Equity-accounted Investments	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity-accounted Investments
22. Equity-accounted Investments
The equity investments of Teekay LNG include the following:

•A 33% ownership interest in the Angola Joint Venture that owns four 160,400-cubic meter LNG carriers (or the Angola LNG Carriers). The other partners of the Angola Joint Venture are NYK (33%) and Mitsui & Co. Ltd. (34%).
Teekay LNG has guaranteed its 33% share of the secured loan facilities and interest rate swaps of the Angola Joint Venture for which the aggregate principal amount of the secured loan facilities and fair value of the interest rate swaps was $203.4 million as at December 31, 2020. As a result, Teekay LNG has recorded a guarantee liability which has a carrying value of $0.3 million as at December 31, 2020 (December 31, 2019 – $0.5 million), and is included as part of other long-term liabilities in the consolidated balance sheets.

•In December 2015, Teekay LNG (30%) entered into an agreement with National Oil & Gas Authority (or NOGA) (30%), Gulf Investment Corporation (24%), and Samsung C&T (16%) to form the Bahrain LNG Joint Venture, for the development of an LNG receiving and regasification terminal in Bahrain. The LNG terminal includes an offshore LNG receiving jetty and breakwater, an adjacent regasification platform, subsea gas pipelines from the platform to shore, an onshore gas receiving facility, and an onshore nitrogen production facility with a total LNG terminal capacity of 800 million standard cubic feet per day and will be owned and operated under a 20-year customer contract. In addition, Teekay LNG has supplied an FSU in connection with this terminal commencing in September 2018 through a 21-year time-charter contract with the Bahrain LNG Joint Venture.

As at December 31, 2020, Teekay LNG had advanced $73.4 million (December 31, 2019 – $73.4 million) to the Bahrain LNG Joint Venture. These advances bear interest at 6.0%. For the years ended December 31, 2020 and 2019, the interest earned on these loans amounted to $4.6 million and $2.8 million, respectively.

•As at December 31, 2020, Teekay LNG has a 50/50 joint venture with Exmar (or the Excalibur Joint Venture). On January 31, 2018, Teekay LNG sold its interest in another 50/50 joint venture with Exmar relating to the Excelsior LNG carrier (or the Excelsior Joint Venture) for gross proceeds of approximately $54 million. As a result of the sale, Teekay LNG recorded a gain of $5.6 million for the year ended December 31, 2018, which is included in equity income (loss) in the consolidated statements of income (loss). Teekay LNG has guaranteed its ownership share of the secured loan facility of the Excalibur Joint Venture for which the principal amount of the secured loan facility was $15.9 million as at December 31, 2020. As a result, Teekay LNG has recorded a guarantee liability which has a carrying value of $0.1 million as at December 31, 2020.
On initial acquisition, the basis difference between Teekay LNG's investment and the carrying value of the Excalibur Joint Venture's net assets was substantially attributed to an increase to the carrying value of the vessel of the Excalibur Joint Venture in accordance with the finalized purchase price allocation. At December 31, 2020, the unamortized amount of the basis difference was $12.0 million (December 31, 2019 – $12.5 million).
•As at December 31, 2020, Teekay LNG has a 50/50 joint venture agreement with Exmar NV. Teekay LNG has guaranteed its 50% share of secured loan facilities and four finance leases in the Exmar LPG Joint Venture for which the aggregate principal amount of the secured loan facilities and finance leases as at December 31, 2020 was $238.2 million. As a result, Teekay LNG has recorded a guarantee liability which has a carrying value of $1.3 million as at December 31, 2020 (December 31, 2019 – $0.9 million), and is included as part of other long-term liabilities in the consolidated balance sheets.
As at December 31, 2020, Teekay LNG had advanced $42.3 million (December 31, 2019 – $52.3 million) to the Exmar LPG Joint Venture, which bears interest at LIBOR plus 0.50% and has no fixed repayment terms. As at December 31, 2020, the interest receivable on these loans amounted to $nil (December 31, 2019 – $0.3 million). These amounts are included in the table below.
On initial acquisition, the basis difference between Teekay LNG's investment and the carrying value of the Exmar LPG Joint Venture's net assets was substantially attributed to the value of the vessels and charter agreements of the Exmar LPG Joint Venture and goodwill in accordance with the finalized purchase price allocation. At December 31, 2020, the unamortized amount of the basis difference was $18.2 million (December 31, 2019 – $23.6 million).

•As at December 31, 2020, Teekay LNG has a 52% ownership interest in its LNG-related joint venture agreement with Marubeni Corporation (or the MALT Joint Venture). Teekay LNG has guaranteed its 52% share of certain of the MALT Joint Venture's secured loan facilities, for which the principal amount of the secured loan facilities was $134.6 million as at December 31, 2020. As a result, Teekay LNG has recorded a guarantee liability, which has a carrying value of $0.2 million as at December 31, 2020 (December 31, 2019 – $0.3 million) and is included as part of other long-term liabilities in the consolidated balance sheets.
•As at December 31, 2020, Teekay LNG has a 30% ownership interest in two LNG carriers, the Pan Asia and the Pan Americas, and a 20% ownership interest in two LNG carriers, the Pan Europe and the Pan Africa, through its Pan Union Joint Venture. On initial acquisition, the basis difference between Teekay LNG's investment and the carrying value of the Pan Union Joint Venture's net assets was substantially attributed to ship construction support agreements and the time-charter contracts. As at December 31, 2020, the unamortized amount of the basis difference was $10.0 million (December 31, 2019 – $10.5 million).

•As at December 31, 2020, Teekay LNG has a 40% ownership interest in the RasGas III Joint Venture, and the remaining 60% is held by Qatar Gas Transport Company Ltd. (Nakilat).

•As at December 31, 2020, Teekay LNG has a 50/50 joint venture, the Yamal LNG Joint Venture, which has six icebreaker LNG carriers that carry out international transportation of LNG for a project located on the Yamal Peninsula in Northern Russia. Teekay LNG has guaranteed its 50% share of a secured loan facility and interest rate swaps in the Yamal LNG Joint Venture for which the aggregate principal amount of the loan facility and fair value of the interest rate swaps as at December 31, 2020 was $807.7 million. As a result, Teekay LNG has recorded a guarantee liability, which has a carrying value of $2.2 million as at December 31, 2020 (December 31, 2019 – $2.2 million) and is included as part of other long-term liabilities in the consolidated balance sheets.

Teekay Tankers owns a 50% interest in a joint venture arrangement between Teekay Tankers and Wah Kwong Maritime Transport Holdings Limited (or Wah Kwong Joint Venture) which owns one single VLCC tanker. The vessel is currently trading on spot voyage charters in an RSA managed by a third party.

On May 8, 2019, Teekay sold to Brookfield all of the Company's remaining interests in Altera, which included the Company’s 49% general partner interest, common units, warrants, and an outstanding $25 million loan from the Company to Altera for total cash proceeds of $100 million. Prior to the sale in May 2019, Teekay included the results of Altera as an equity-accounted investment in its financial results. The Company wrote-down the investment in Altera by $64.9 million and recognized a loss on sale of $8.9 million which are included in equity loss on the consolidated statements of income (loss) for the year ended December 31, 2019.

In November 2011, Teekay acquired a 40% interest in a recapitalized Magnora ASA (or Magnora, previously Sevan Marine ASA) for approximately $25 million and as at December 31, 2017, the Company had a 43.5% interest in Magnora. In November 2018, Teekay sold its ownership interest in Magnora for approximately $27 million and recognized a gain of $15.3 million, which is presented in equity income on the consolidated statements of income (loss) for the year ended December 31, 2018.

A condensed summary of the Company’s investments in equity-accounted investments by segment, which includes loans and net advances to equity-accounted investments, is as follows (in thousands of U.S. dollars, except percentages):

		As at December 31,
Equity-accounted Investments (1)	Ownership Percentage	2020 $	2019 $
Teekay LNG – Liquefied Gas
Angola Joint Venture	33%	81,786	84,474
Bahrain LNG Joint Venture	30%	36,220	64,017
Excalibur Joint Venture	50%	35,897	32,717
MALT Joint Venture	52%	353,804	344,571
Exmar LPG Joint Venture	50%	131,025	149,024
Pan Union Joint Venture	20%-30%	77,924	75,403
RasGas III Joint Venture	40%	96,210	120,917
Yamal LNG Joint Venture	50%	234,265	264,088
Teekay Tankers - Conventional Tankers
Wah Kwong Joint Venture	50%	28,560	28,111
		1,075,691	1,163,322
(1)Investments in equity-accounted investments is presented in prepaid expenses and other, investments in and loans, net to equity-accounted investments and accrued liabilities and other in the Company’s consolidated balance sheets.
A condensed summary of the Company’s financial information for certain equity-accounted investments (20% to 52%-owned) shown on a 100% basis (excluding the impact from purchase price adjustments arising from the acquisition of Joint Ventures) are as follows:

	As at December 31,
	2020 $	2019 $
Cash and restricted cash	400,816	375,800
Other assets – current	180,673	146,637
Vessels and equipment, including vessels related to finance leases and advances on newbuilding contracts	1,912,776	3,045,393
Net investment in direct financing leases	5,237,791	4,469,861
Other assets – non-current	216,331	169,925
Current portion of long-term debt and obligations related to finance leases	582,767	557,685
Other liabilities – current	232,466	188,665
Long-term debt and obligations related to finance leases	4,853,791	5,130,656
Other liabilities – non-current	350,057	224,903

	Year Ended December 31,
	2020 $	2019 $	2018 $
Revenues	1,008,112	1,103,255	2,042,483
Income from vessel operations	584,685	482,767	401,966
Realized and unrealized (loss) gain on non-designated derivative instruments	(94,760)	(72,305)	21,768
Net income (loss)	152,144	141,235	(6,188)

For the year ended December 31, 2020, the Company recorded equity income of $77.3 million (2019 – loss of $14.5 million, and 2018 – income of $61.1 million). The equity income in 2020 was primarily due to the Company’s share of net income from the Yamal LNG Joint Venture, the MALT Joint Venture, the Pan Union Joint Venture, the RasGas III Joint Venture and the Wah Kwong Joint Venture; partially offset by the share of net loss from the Bahrain LNG Joint Venture. For the year ended December 31, 2020, equity income included $19.1 million related to the Company’s share of unrealized losses on interest rate swaps in the equity-accounted investments (2019 – losses of $12.9 million and 2018 – gains of $17.6 million).